Financial Instruments - Estimated fair value and carrying value (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial covenants	$ 385,000
Cash and cash equivalents	25,048	$ 39,126	$ 32,206	$ 26,326
Amounts due from affiliate	3,658	4,296
Advances (shareholder loans) to joint ventures	4,069	3,831
Current amounts due to owners and affiliates	(2,427)	(2,513)
Long-term Debt	(425,204)	(456,961)
Revolving credit facility due to owners and affiliates	(11,292)	(8,792)
385 million facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial covenants	385,000
Recurring [Member] | Carrying amount | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	25,048	39,126
Restricted cash	18,734	20,693
Recurring [Member] | Carrying amount | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	(28,917)	(14,935)
Recurring [Member] | Fair value | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	25,048	39,126
Restricted cash	18,734	20,693
Recurring [Member] | Fair value | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	(28,917)	(14,935)
Other [Member] | Carrying amount | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from affiliate	3,658	4,296
Advances (shareholder loans) to joint ventures	4,069	3,831
Current amounts due to owners and affiliates	(2,427)	(2,513)
Revolving credit facility due to owners and affiliates	(11,292)	(8,792)
Other [Member] | Carrying amount | Fair Value, Inputs, Level 2 [Member] | Lampung facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(99,415)	(112,713)
Other [Member] | Carrying amount | Fair Value, Inputs, Level 2 [Member] | 385 million facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
$385 million facility	(325,789)	(344,248)
Other [Member] | Fair value | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from affiliate	3,658	4,296
Advances (shareholder loans) to joint ventures	4,212	4,029
Current amounts due to owners and affiliates	(2,427)	(2,513)
Revolving credit facility due to owners and affiliates	(11,237)	(8,717)
Other [Member] | Fair value | Fair Value, Inputs, Level 2 [Member] | Lampung facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(104,164)	(119,598)
Other [Member] | Fair value | Fair Value, Inputs, Level 2 [Member] | 385 million facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
$385 million facility	$ (334,127)	$ (352,219)